Expense Example, No Redemption (International Portfolio Annuity)	International Portfolio International Portfolio - International Portfolio 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	47
3 YEAR	148
5 YEAR	258
10 YEAR	579